Subordinated Liabilities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Subordinated Liabilities

29. SUBORDINATED LIABILITIES

	2018 £m	2017 £m
£325m Sterling Preference Shares	344	344
£175m Fixed/Floating Rate Tier One Preferred Income Capital Securities	—	2
Undated subordinated liabilities	574	584
Dated subordinated liabilities	2,683	2,863

	3,601	3,793

The above securities will, in the event of the winding up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer. The claims of holders of preference shares are generally junior to those of the holders of undated subordinated liabilities, which in turn are generally junior to the claims of holders of the dated subordinated liabilities. The subordination of the preference shares ranks equally with that of the £300m fixed/floating rate non-cumulative callable preference shares and £300m Step-up Callable Perpetual Reserve Capital Instruments classified as non-controlling interests, as described in Note 35.

In 2018 and 2017, the Santander UK group had no defaults of principal, interest or other breaches with respect to its subordinated liabilities. No repayment or purchase by the issuer of the subordinated liabilities may be made prior to their stated maturity without the consent of the PRA.

In 2017, Santander UK exercised its option to call the £175m Fixed/Floating Rate Tier One Preferred Income Capital Securities. These were fully redeemed on 9 February 2018.

Undated subordinated liabilities

	First call date	2018 £m	2017 £m
10.0625% Exchangeable capital securities	n/a	205	205
7.375% 20 Year Step-up perpetual callable subordinated notes	2020	16	17
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	353	362

		574	584

In common with other debt securities issued by Santander UK group companies and notwithstanding the issuer’s first call dates in the table above, in the event of certain tax changes affecting the treatment of payments of interest on subordinated liabilities in the UK, the 7.375% 20 Year Step-up perpetual callable subordinated notes and the 7.125% 30 Year Step-up perpetual callable subordinated notes are redeemable at any time, and the 10.0625% Exchangeable capital securities are redeemable on any interest payment date – each in whole at the option of Santander UK plc, at their principal amount together with any accrued interest.

The 10.0625% Exchangeable capital securities are exchangeable into fully paid 10.375% non-cumulative non-redeemable sterling preference shares of £1 each, at the option of Santander UK plc, on the business day immediately following any interest payment date.

Dated subordinated liabilities

	Maturity	2018 £m	2017 £m
10.125% Subordinated guaranteed bonds	2023	—	78
9.625% Subordinated notes	2023	—	129
5% Subordinated notes (US$1,500m)	2023	1,173	1,103
4.75% Subordinated notes (US$1,000m)	2025	791	745
7.95% Subordinated notes (US$1,000m)	2029	278	275
6.50% Subordinated notes	2030	38	40
8.963% Subordinated notes (US$1,000m)	2045	—	113
5.875% Subordinated notes	2031	9	9
5.625% Subordinated notes (US$500m)	2045	394	371

		2,683	2,863

The dated subordinated liabilities are redeemable in whole at the option of Santander UK plc at any time and, in the case of the 7.95% Subordinated notes, on any interest payment date, in the event of certain tax changes affecting the treatment of payments of interest on the subordinated liabilities in the UK, at their principal amount together with any accrued interest.

Each of the subordinated liabilities issued by Santander UK Group Holdings plc has been downstreamed to Santander UK plc by means of Santander UK plc issuing equivalent subordinated liabilities to Santander UK Group Holdings plc.

In 2018, Santander UK plc exercised its option to call the 9.625% Subordinated notes and 8.963% Subordinated notes. These were fully redeemed on 30 October 2018 and 15 November 2018 respectively.

In 2017, Santander UK plc exercised its option to call the 10.125% Subordinated guaranteed bonds. These were fully redeemed on 4 January 2018.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Subordinated Liabilities	10. SUBORDINATED LIABILITIES

Dated subordinated liabilities	Maturity	2018 £m	2017 £m
4.75% Subordinated notes (US$1,000m)	2025	791	745
5.625% Subordinated notes (US$500m)	2045	394	371

		1,185	1,116